CALVERT IMPACT FUND, INC.

1825 Connecticut Ave. NW, Suite 400

Washington, DC 20009

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Impact Fund, Inc. (the “Registrant”) (1933 Act File No. 333-44064) certifies (a) that the forms of prospectuses and statement of additional information dated February 1, 2018 used with respect to the following series of the Registrant do not differ from those contained in Post-Effective Amendment No. 59 (“Amendment No. 59”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 59 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-18-000129) on January 29, 2018:

Calvert Small Cap Fund

Calvert Green Bond Fund

Calvert Global Energy Solutions Fund

Calvert Global Water Fund

CALVERT IMPACT FUND, INC.

By: /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: February 5, 2018